Cover	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Entity File Number	001-40871
Entity Registrant Name	PARSEC CAPITAL ACQUISITIONS CORP.
Entity Central Index Key	0001855751
Entity Tax Identification Number	86-2087408
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	736 8th Ave. SW
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	AB T2P 1H4
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false